Basis of accounting - Schedule of change in accounting policy (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of accounting
Net sales	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Cost of sales	(19,864,248)	(14,999,823)	(14,616,985)
Gross profit	6,000,753	5,438,012	5,994,424
Selling expenses	(723,419)	(661,907)	(666,114)
General and administrative expenses	(1,572,357)	(1,589,819)	(1,236,062)
Other expenses, net	382,600	176,869	404,686
Operating expenses	(1,913,176)	(2,074,857)	(1,497,490)
Profit before equity in earnings of investees, finance results and income taxes	4,087,577	3,363,155	4,496,934
Equity in earnings of investees	4,720,856	611,802	1,132,637
Finance results, net	(2,557,557)	(1,983,996)	(1,967,623)
Profit before income taxes	6,250,876	1,990,961	3,661,948
Income taxes	445,584	(502,667)	(779,596)
Profit from discontinued operation, net of tax			11,021
Profit for the year	R$ 6,696,460	1,488,294	2,893,373
Previously stated [member]
Basis of accounting
Net sales		20,437,835	20,611,409
Cost of sales		(14,501,725)	(14,160,233)
Gross profit		5,936,110	6,451,176
Selling expenses		(959,146)	(1,122,866)
General and administrative expenses		(1,790,678)	(1,236,062)
Other expenses, net		176,869	404,686
Operating expenses		(2,572,955)	(1,954,242)
Profit before equity in earnings of investees, finance results and income taxes		3,363,155	4,496,934
Equity in earnings of investees		611,802	1,132,637
Finance results, net		(1,983,996)	(1,967,623)
Profit before income taxes		1,990,961	3,661,948
Income taxes		(502,667)	(779,596)
Profit from discontinued operation, net of tax			11,021
Profit for the year		1,488,294	2,893,373
Reclassification
Basis of accounting
Net sales
Cost of sales		(498,098)	(456,752)
Gross profit		(498,098)	(456,752)
Selling expenses		297,239	456,752
General and administrative expenses		200,859
Other expenses, net
Operating expenses		498,098	456,752
Profit before equity in earnings of investees, finance results and income taxes
Equity in earnings of investees
Finance results, net
Profit before income taxes
Income taxes
Profit from discontinued operation, net of tax			0
Profit for the year